INTEREST RATE SWAPS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables) - Diamond S Shipping	6 Months Ended
Jun. 30, 2019
Derivative [Line Items]
Schedule of interest rate swaps designated

The interest rate swaps designated as a cash flow hedge that were in place as of September 30, 2019 and December 31, 2018 are as follows:

Interest Rate Swap Detail				September 30, 2019	December 31, 2018
		Start Date of	End Date of	Notional Amount	Notional Amount
Trade Date	Fixed Rate	Swap	Swap	Outstanding	Outstanding
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	$50,023	$56,030
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	50,023	56,030
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	50,023	56,030
				$150,069	$168,090

Schedule of derivative asset and liability

The derivative asset and liability balances at September 30, 2019 and December 31, 2018 are as follows:

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet	September 30,	December 31,	Balance Sheet	September 30,	December 31,
	Location	2019	2018	Location	2019	2018
Derivatives designated as hedging instruments
Interest rate contracts	Derivative asset (Current assets)	$—	$—	Derivative liability (Current liabilities)	$1,746	$630
Interest rate contracts	Derivative asset (Noncurrent assets)	—	—	Derivative liability (Noncurrent liabilities)	1,235	900
Total derivatives designated as hedging instruments		—	—		2,981	1,530
Total Derivatives		$—	$—		$2,981	$1,530

Schedule of liabilities recognized in condensed consolidated balance sheets

The following table presents the gross amounts of these liabilities with any offsets to arrive at the net amounts recognized in the Condensed Consolidated Balance Sheets at September 30, 2019 and December 31, 2018:

Gross Amounts not Offset in the
Condensed Consolidated Balance Sheets
		Gross Amounts	Net Amounts of
	Gross	Offset in the	Liabilities Presented
	Amounts of	Condensed	in the Condensed
	Recognized	Consolidated	Consolidated	Financial	Cash Collateral	Net
	Liabilities	Balance Sheets	Balance Sheets	Instruments	Received	Amount

September 30, 2019 Derivatives	$2,981	$—	$2,981	$—	$—	$2,981
December 31, 2018 Derivatives	1,530	—	1,530	—	—	1,530